Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.14%	14.27%
Russell MidCap Growth Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.64%	12.48%
Bloomberg US Aggregate Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofAML US Corp & Govt 1-3 Year Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	5.31%	1.97%	2.10%
Azzad Ethical Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.43%	1.74%	8.49%
Azzad Ethical Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.43%	0.79%	7.14%
Azzad Ethical Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.85%	1.34%	6.67%
Azzad Wise Capital Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	2.51%	2.54%
Azzad Wise Capital Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.76%	1.46%	1.72%
Azzad Wise Capital Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.11%	1.47%	1.61%